Related Party Transactions - Schedule Of Related Party Transaction Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 01, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Receivables from related parties current	¥ 5,188	$ 741		¥ 458
Less: expected credit losses provision	(111,259)	(15,910)		(103,340)	¥ (131,826)	¥ (115,380)
Related Party [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Contract with Customer, Liability	2,307	330		2,000
Receivables from related parties current		741	¥ 5,188	458
Less: expected credit losses provision		(32)	(222)	(47)
Related Party [Member] | Xiyu Qingniao [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Contract with Customer, Liability	2,279	326		2,000
Related Party [Member] | Fengshan Fengyi [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Contract with Customer, Liability	¥ 28	4
Related Party [Member] | Hefei Heyi [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Receivables from related parties current		769	5,380	465
Related Party [Member] | Pengcheng Wing [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Receivables from related parties current		$ 4	¥ 30
Related Party [Member] | Wanyi Tianxia [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Receivables from related parties current				¥ 40